Investment Risks - Sprott Gold Equity Fund	Jan. 29, 2026
Sprott Gold Equity Fund Institutional Class [Member]
Prospectus [Line Items]
Risk [Text Block]

There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. Therefore, you should consider carefully the following risks before investing in the Fund.

Sprott Gold Equity Fund Institutional Class [Member] | Gold Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Gold Risk. Gold is subject to the special risks associated with investing in gold and other precious metals, including: (1) the price of gold or other precious metals may be subject to wide fluctuation; (2) the market for gold or other precious metals is relatively limited; (3) the sources of gold or other precious metals are concentrated in countries that have the potential for instability; and (4) the market for gold and other precious metals is unregulated.

Sprott Gold Equity Fund Institutional Class [Member] | Gold Mining Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Gold Mining Industry Risk. The Fund is sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the gold mining industry. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of gold, silver and other precious metals may be adversely affected, which could in turn affect the Fund’s returns. The gold and precious metals industry can be significantly affected by competitive pressures, central bank operations, events relating to international political developments, the success of exploration projects, commodity prices, adverse environmental developments and tax and government regulations.

Sprott Gold Equity Fund Institutional Class [Member] | Commodity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodity Risk. The Fund may invest in companies that are susceptible to fluctuations in certain commodity markets and to price changes due to trade relations and the possibility of tariffs. Any negative changes in commodity markets that may be due to changes in supply and demand for commodities, market events, regulatory developments, other catastrophic events, or other factors that the Fund cannot control could have an adverse impact on those companies.

Sprott Gold Equity Fund Institutional Class [Member] | Credit Or Default Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit (or default) Risk. The issuer of a debt security may be unable to make timely payments of principal or interest or may default on the debt. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

Sprott Gold Equity Fund Institutional Class [Member] | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk. Currencies and securities denominated in foreign currencies may be affected by changes in exchange rates between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may fluctuate in response to interest rate changes, the general economic conditions of a country, the actions of the U.S. and foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, other political or regulatory conditions in the U.S. or abroad, speculation, or other factors. A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments in that foreign currency and investments denominated in that foreign currency.

Sprott Gold Equity Fund Institutional Class [Member] | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. A stock or stocks selected for the Fund’s portfolio may fail to perform as expected. A value stock may decrease in price or may not increase in price as anticipated by the portfolio managers if other investors fail to recognize the company’s value or the factors that the portfolio managers believe will cause the stock price to increase do not occur.

Sprott Gold Equity Fund Institutional Class [Member] | Expropriation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Expropriation Risk. Foreign governments may expropriate the Fund’s investments either directly by restricting the Fund’s ability to sell a security or imposing exchange controls that restrict the sale of a currency, or indirectly by taxing the Fund’s investments at such high levels as to constitute confiscation of the security. There may be limitations on the ability of the Fund to pursue and collect a legal judgment against a foreign government.

Sprott Gold Equity Fund Institutional Class [Member] | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. A low interest rate environment may prevent the Fund from providing a positive yield or paying fund expenses out of fund assets and could impair the Fund’s ability to maintain a stable net asset value.

Sprott Gold Equity Fund Institutional Class [Member] | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. The value of foreign currencies may decline relative to the U.S. dollar. A foreign government may expropriate the Fund’s assets. Political, social or economic instability in a foreign country in which the Fund invests may cause the value of the Fund’s investments to decline. These risks associated with non-U.S. securities are more likely in the securities of companies located in emerging markets. The laws and regulations of foreign countries may provide investors with less protection or may be less favorable to investors than the U.S. legal system. For example, there may be less publicly available information about a foreign company than there would be about a U.S. company. The auditing and reporting requirements that apply to foreign companies may be less stringent than U.S. requirements. Additionally, government oversight of foreign stock exchanges and brokerage industries may be less stringent than in the U.S.

Australia. Investments in Australian issuers may subject the Fund to regulatory, political, currency, security, and economic risk specific to Australia. The Australian economy is heavily dependent on exports from the agricultural and mining sectors. This makes the Australian economy susceptible to fluctuations in the commodity markets. Australia is also dependent on trading with key trading partners.

Canada. Investments in Canadian issuers may subject the Fund to economic risk specific to Canada. Among other things, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States and China. The Canadian economy is sensitive to fluctuations in certain commodity markets.

Sprott Gold Equity Fund Institutional Class [Member] | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation will erode the purchasing power of the cash flows generated by debt securities held by the Fund. Fixed-rate debt securities are more susceptible to this risk than floating rate debt securities.

Sprott Gold Equity Fund Institutional Class [Member] | Information Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Information Risk. Key information about an issuer, security or market may be inaccurate or unavailable. Securities issued in initial public offerings, or IPOs, involve greater information risk than other equity securities due to the lack of public information.

Sprott Gold Equity Fund Institutional Class [Member] | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Foreign stock exchanges generally have less volume than U.S. stock exchanges. Therefore, it may be more difficult to buy or sell shares of foreign securities, which increases the volatility of share prices on such markets. Additionally, trading on foreign stock markets may involve longer settlement periods and higher transaction costs.

Sprott Gold Equity Fund Institutional Class [Member] | Market And Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The COVID-19 global pandemic and the aggressive responses taken by many governments had negative impacts, and in many cases severe negative impacts, on markets worldwide.

Sprott Gold Equity Fund Institutional Class [Member] | Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Manager Risk. The Fund’s portfolio managers may use an investment strategy that does not achieve the Fund’s objective or may fail to execute the Fund’s investment strategy effectively. In addition, a portfolio manager’s strategy may produce returns that are different from other mutual funds that invest in similar securities.

Sprott Gold Equity Fund Institutional Class [Member] | Nondiversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. A non-diversified mutual fund and therefore, compared to a diversified mutual fund, the Gold Fund is able to invest a greater portion of its assets in any one particular issuer. The risk of investing in a non-diversified mutual fund is that the fund may be more sensitive to changes in the market value of a single issuer. The impact of a simple economic, political or regulatory occurrence may have a greater adverse impact on the Gold Fund’s net asset value. Investors should consider this greater risk versus the safety that comes with a more diversified portfolio.

Sprott Gold Equity Fund Institutional Class [Member] | Political Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Political Risk. Political or social instability or revolution in certain countries in which the Fund invests, in particular, emerging market countries, may result in the loss of some or all of the Fund’s investment in these countries.

Sprott Gold Equity Fund Institutional Class [Member] | Restricted Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Restricted Securities Risk. The Fund may invest in restricted securities. Restricted securities have contractual or legal restrictions on their resale. They may include private placement securities that the Fund buys directly from the issuer. Private placement and other restricted securities may not be listed on an exchange and may have no active trading market. Restricted securities may be illiquid. The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. The Fund may get only limited information about the issuer, so it may be less able to predict a loss.

Sprott Gold Equity Fund Institutional Class [Member] | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Lending Risk. Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Sprott Gold Equity Fund Institutional Class [Member] | Small And Midcapitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Capitalization Company Risk. Smaller and mid-size companies often have a more limited track record, narrower markets, less liquidity, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund’s portfolio.

Sprott Gold Equity Fund Institutional Class [Member] | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund is subject to the risk that it could fail to qualify as a regulated investment company under the Internal Revenue Code, as amended (the “Code”) if it derives more than 10% its gross income from investment in gold bullion or other precious metals. Failure to qualify as a regulated investment company would result in consequences to the Fund and its shareholders. In order to ensure that it qualifies as a regulated investment company, the Fund may be required to make investment decisions that are less than optimal or forego the opportunity to realize gains.

Sprott Gold Equity Fund Institutional Class [Member] | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk. The risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid, or which may become illiquid.

Sprott Gold Equity Fund Institutional Class [Member] | Value Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Value Stock Risk. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock’s intrinsic worth, or the expected value was misgauged. They also may decline in price even though they are already undervalued.

Who may want to invest in the Sprott Gold Equity Fund?

●	investors who want a diversified portfolio; however diversified is not intended to indicate that the Gold Fund is a diversified fund under the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”)

●	long-term investors with a particular goal, such as saving for retirement

●	investors who want potential growth over time

●	investors who can tolerate short-term fluctuations in net asset value (“NAV”) per share; and

●	investors seeking long-term preservation of capital (sufficient growth to outpace inflation over an extended period of time) and growth of capital.

Keep in mind that mutual fund shares:

●	are not deposits of any bank;

●	are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency; and

●	are subject to investment risks, including the possibility that you could lose money.

Sprott Gold Equity Fund Institutional Class [Member] | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Sprott Gold Equity Fund Institutional Class [Member] | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Sprott Gold Equity Fund Institutional Class [Member] | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	A non-diversified mutual fund and therefore, compared to a diversified mutual fund, the Gold Fund is able to invest a greater portion of its assets in any one particular issuer. The risk of investing in a non-diversified mutual fund is that the fund may be more sensitive to changes in the market value of a single issuer. The impact of a simple economic, political or regulatory occurrence may have a greater adverse impact on the Gold Fund’s net asset value. Investors should consider this greater risk versus the safety that comes with a more diversified portfolio.
Sprott Gold Equity Fund Investor Class [Member]
Prospectus [Line Items]
Risk [Text Block]

There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. Therefore, you should consider carefully the following risks before investing in the Fund.

Sprott Gold Equity Fund Investor Class [Member] | Gold Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Gold Risk. Gold is subject to the special risks associated with investing in gold and other precious metals, including: (1) the price of gold or other precious metals may be subject to wide fluctuation; (2) the market for gold or other precious metals is relatively limited; (3) the sources of gold or other precious metals are concentrated in countries that have the potential for instability; and (4) the market for gold and other precious metals is unregulated.

Sprott Gold Equity Fund Investor Class [Member] | Gold Mining Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Gold Mining Industry Risk. The Fund is sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the gold mining industry. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of gold, silver and other precious metals may be adversely affected, which could in turn affect the Fund’s returns. The gold and precious metals industry can be significantly affected by competitive pressures, central bank operations, events relating to international political developments, the success of exploration projects, commodity prices, adverse environmental developments and tax and government regulations.

Sprott Gold Equity Fund Investor Class [Member] | Commodity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodity Risk. The Fund may invest in companies that are susceptible to fluctuations in certain commodity markets and to price changes due to trade relations and the possibility of tariffs. Any negative changes in commodity markets that may be due to changes in supply and demand for commodities, market events, regulatory developments, other catastrophic events, or other factors that the Fund cannot control could have an adverse impact on those companies.

Sprott Gold Equity Fund Investor Class [Member] | Credit Or Default Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit (or default) Risk. The issuer of a debt security may be unable to make timely payments of principal or interest or may default on the debt. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

Sprott Gold Equity Fund Investor Class [Member] | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk. Currencies and securities denominated in foreign currencies may be affected by changes in exchange rates between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may fluctuate in response to interest rate changes, the general economic conditions of a country, the actions of the U.S. and foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, other political or regulatory conditions in the U.S. or abroad, speculation, or other factors. A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments in that foreign currency and investments denominated in that foreign currency.

Sprott Gold Equity Fund Investor Class [Member] | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. A stock or stocks selected for the Fund’s portfolio may fail to perform as expected. A value stock may decrease in price or may not increase in price as anticipated by the portfolio managers if other investors fail to recognize the company’s value or the factors that the portfolio managers believe will cause the stock price to increase do not occur.

Sprott Gold Equity Fund Investor Class [Member] | Expropriation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Expropriation Risk. Foreign governments may expropriate the Fund’s investments either directly by restricting the Fund’s ability to sell a security or imposing exchange controls that restrict the sale of a currency, or indirectly by taxing the Fund’s investments at such high levels as to constitute confiscation of the security. There may be limitations on the ability of the Fund to pursue and collect a legal judgment against a foreign government.

Sprott Gold Equity Fund Investor Class [Member] | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. A low interest rate environment may prevent the Fund from providing a positive yield or paying fund expenses out of fund assets and could impair the Fund’s ability to maintain a stable net asset value.

Sprott Gold Equity Fund Investor Class [Member] | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. The value of foreign currencies may decline relative to the U.S. dollar. A foreign government may expropriate the Fund’s assets. Political, social or economic instability in a foreign country in which the Fund invests may cause the value of the Fund’s investments to decline. These risks associated with non-U.S. securities are more likely in the securities of companies located in emerging markets. The laws and regulations of foreign countries may provide investors with less protection or may be less favorable to investors than the U.S. legal system. For example, there may be less publicly available information about a foreign company than there would be about a U.S. company. The auditing and reporting requirements that apply to foreign companies may be less stringent than U.S. requirements. Additionally, government oversight of foreign stock exchanges and brokerage industries may be less stringent than in the U.S.

Australia. Investments in Australian issuers may subject the Fund to regulatory, political, currency, security, and economic risk specific to Australia. The Australian economy is heavily dependent on exports from the agricultural and mining sectors. This makes the Australian economy susceptible to fluctuations in the commodity markets. Australia is also dependent on trading with key trading partners.

Canada. Investments in Canadian issuers may subject the Fund to economic risk specific to Canada. Among other things, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States and China. The Canadian economy is sensitive to fluctuations in certain commodity markets.

Sprott Gold Equity Fund Investor Class [Member] | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation will erode the purchasing power of the cash flows generated by debt securities held by the Fund. Fixed-rate debt securities are more susceptible to this risk than floating rate debt securities.

Sprott Gold Equity Fund Investor Class [Member] | Information Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Information Risk. Key information about an issuer, security or market may be inaccurate or unavailable. Securities issued in initial public offerings, or IPOs, involve greater information risk than other equity securities due to the lack of public information.

Sprott Gold Equity Fund Investor Class [Member] | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Foreign stock exchanges generally have less volume than U.S. stock exchanges. Therefore, it may be more difficult to buy or sell shares of foreign securities, which increases the volatility of share prices on such markets. Additionally, trading on foreign stock markets may involve longer settlement periods and higher transaction costs.

Sprott Gold Equity Fund Investor Class [Member] | Market And Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The COVID-19 global pandemic and the aggressive responses taken by many governments had negative impacts, and in many cases severe negative impacts, on markets worldwide.

Sprott Gold Equity Fund Investor Class [Member] | Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Manager Risk. The Fund’s portfolio managers may use an investment strategy that does not achieve the Fund’s objective or may fail to execute the Fund’s investment strategy effectively. In addition, a portfolio manager’s strategy may produce returns that are different from other mutual funds that invest in similar securities.

Sprott Gold Equity Fund Investor Class [Member] | Nondiversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. A non-diversified mutual fund and therefore, compared to a diversified mutual fund, the Gold Fund is able to invest a greater portion of its assets in any one particular issuer. The risk of investing in a non-diversified mutual fund is that the fund may be more sensitive to changes in the market value of a single issuer. The impact of a simple economic, political or regulatory occurrence may have a greater adverse impact on the Gold Fund’s net asset value. Investors should consider this greater risk versus the safety that comes with a more diversified portfolio.

Sprott Gold Equity Fund Investor Class [Member] | Political Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Political Risk. Political or social instability or revolution in certain countries in which the Fund invests, in particular, emerging market countries, may result in the loss of some or all of the Fund’s investment in these countries.

Sprott Gold Equity Fund Investor Class [Member] | Restricted Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Restricted Securities Risk. The Fund may invest in restricted securities. Restricted securities have contractual or legal restrictions on their resale. They may include private placement securities that the Fund buys directly from the issuer. Private placement and other restricted securities may not be listed on an exchange and may have no active trading market. Restricted securities may be illiquid. The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. The Fund may get only limited information about the issuer, so it may be less able to predict a loss.

Sprott Gold Equity Fund Investor Class [Member] | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Lending Risk. Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Sprott Gold Equity Fund Investor Class [Member] | Small And Midcapitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Capitalization Company Risk. Smaller and mid-size companies often have a more limited track record, narrower markets, less liquidity, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund’s portfolio.

Sprott Gold Equity Fund Investor Class [Member] | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund is subject to the risk that it could fail to qualify as a regulated investment company under the Internal Revenue Code, as amended (the “Code”) if it derives more than 10% its gross income from investment in gold bullion or other precious metals. Failure to qualify as a regulated investment company would result in consequences to the Fund and its shareholders. In order to ensure that it qualifies as a regulated investment company, the Fund may be required to make investment decisions that are less than optimal or forego the opportunity to realize gains.

Sprott Gold Equity Fund Investor Class [Member] | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk. The risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid, or which may become illiquid.

Sprott Gold Equity Fund Investor Class [Member] | Value Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Value Stock Risk. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock’s intrinsic worth, or the expected value was misgauged. They also may decline in price even though they are already undervalued.

Who may want to invest in the Sprott Gold Equity Fund?

●	investors who want a diversified portfolio; however diversified is not intended to indicate that the Gold Fund is a diversified fund under the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”)

●	long-term investors with a particular goal, such as saving for retirement

●	investors who want potential growth over time

●	investors who can tolerate short-term fluctuations in net asset value (“NAV”) per share; and

●	investors seeking long-term preservation of capital (sufficient growth to outpace inflation over an extended period of time) and growth of capital.

Keep in mind that mutual fund shares:

●	are not deposits of any bank;

●	are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency; and

●	are subject to investment risks, including the possibility that you could lose money.

Sprott Gold Equity Fund Investor Class [Member] | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Sprott Gold Equity Fund Investor Class [Member] | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Sprott Gold Equity Fund Investor Class [Member] | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	A non-diversified mutual fund and therefore, compared to a diversified mutual fund, the Gold Fund is able to invest a greater portion of its assets in any one particular issuer. The risk of investing in a non-diversified mutual fund is that the fund may be more sensitive to changes in the market value of a single issuer. The impact of a simple economic, political or regulatory occurrence may have a greater adverse impact on the Gold Fund’s net asset value. Investors should consider this greater risk versus the safety that comes with a more diversified portfolio.